22. Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Provision For Contingencies
Schedule of provision for contingencies

	Tax	Social security and labor	Civil and Regulatory	Total

Balance at December 31, 2019	841	319	145	1,305
Additions	331	166	166	663
Payments	(13)	(75)	(73)	(161)
Reversals	(67)	(83)	(70)	(220)
Monetary adjustment	(3)	38	21	56
Exchange rate changes	17	2	5	24
Deconsolidation Sendas (*)	(169)	(64)	(49)	(282)
Balance at December 31, 2020	937	303	145	1,385

(*) As result of the Sendas’ spin-off, the balances of provisions for legal demands totaling R$ 292 were deconsolidated, of which R$179 of tax contingencies, R$64 of labor contingencies, and R$49 of civil contingencies and others.

	Tax	Social security and labor	Civil and Regulatory	Total

Balance at December 31, 2018	828	291	116	1,235
Additions	149	449	162	760
Payments	(41)	(328)	(84)	(453)
Reversals	(274)	(200)	(92)	(566)
Monetary restatement	(10)	66	23	79
Business combination	76	13	14	103
Exchange rate changes	2	-	-	2
Deconsolidation Via Varejo	111	28	6	145
Balance at December 31, 2019	841	319	145	1,305

Schedule of restricted deposits	The Group has recorded restricted deposits as follows.
	2020	2019

Tax	123	242
Labor	407	474
Civil and other	33	79
Total	563	795

Schedule of guarantees
22.6.	Guarantees

Lawsuits	Property and equipment		Letter of Guarantee		Total
	2020	2019	2020	2019	2020	2019

Tax	733	843	10,022	9,162	10,755	10,005
Labor	-	-	613	539	613	539
Civil and other	9	11	558	469	567	480
Total	742	854	11,193	10,170	11,935	11,024